Basis of Preparation - Summary of financial assets classified into appropriate IFRS 9 categories (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018
Disclosure Of Financial Instruments [Line Items]
Financial Assets	$ 11,577
Reclassification of trade and other receivables from amortised cost to FVPL		$ 1,316
Revaluation of funds		1
Opening balance - IFRS 9 (including expected credit losses and revaluation of funds)		15,282
IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial Assets		15,288
IFRS 9 [member]
Disclosure Of Financial Instruments [Line Items]
Financial Assets		15,288
Impairment provision resulting from the application of the ECL model		(7)
IFRS 9 [member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets		10,707
IFRS 9 [member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets		46
IFRS 9 [member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets		4,535
IAS 39 Classification Loans Receivable Held To Maturity | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial Assets		1,482
IAS 39 Classification Loans Receivable Held To Maturity | Trade and Other Receivables [Member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassification of trade and other receivables from amortised cost to FVPL		1,316
IAS 39 Classification Loans Receivable Held To Maturity | Other Investment Including Loans | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassification of a financial asset from held to maturity to FVPL		6
IAS 39 Classification Loans Receivable Held To Maturity | Cash and cash equivalents [Member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL		7,813
IAS 39 Classification Loans Receivable Held To Maturity | Investments In Equity Shares And Funds | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassification of investments from available for sale to FVPL		90
IAS 39 Classification Loans Receivable Held To Maturity | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial Assets		136
IAS 39 Classification Loans Receivable Held To Maturity | Investments In Equity Shares And Funds | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassification of investments from available for sale to FVPL		(90)
IAS 39 Classification Loans Receivable Held To Maturity | IAS 39
Disclosure Of Financial Instruments [Line Items]
Financial Assets		13,670
IAS 39 Classification Loans Receivable Held To Maturity | Trade and Other Receivables [Member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassification of trade and other receivables from amortised cost to FVPL		(1,316)
IAS 39 Classification Loans Receivable Held To Maturity | Other Investment Including Loans | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassification of a financial asset from held to maturity to FVPL		(6)
IAS 39 Classification Loans Receivable Held To Maturity | Cash and cash equivalents [Member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL		$ (7,813)